OTHER FINANCIAL ITEMS, NET - Additional Information (Details) shares in Millions, kr in Millions		12 Months Ended
	Oct. 20, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 20, 2020 NOK (kr)	Jan. 01, 2019 USD ($)	Dec. 31, 2017 USD ($)	Feb. 29, 2016 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity attributable to parent		$ 795,651,000	$ 1,106,369,000	$ 1,180,032,000
Loss on derivative instrument reclassified from another comprehensive income		1,059,000	0	(3,127,000)
Loss on derivative instrument reclassified from other comprehensive income				3,100,000
Credit loss provision		(1,771,000)	0	0
Impairment of long-term receivables		0	9,168,000	1,730,000
Shares received under debt restructuring agreement | shares	4.4
Cash compensation received under debt restructuring agreement	$ 1,100,000				kr 10
Gain on foreign currency translation		5,600,000	300,000	2,000,000.0
Solstad Offshore ASA
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on the sale of shares		2,600,000
Apexindo
Accumulated Other Comprehensive Income (Loss) [Line Items]
Impairment of long-term receivables			900,000	(0.0)
Sale of offshore support vessel Sea Bear | Deep Sea
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stated interest rate								7.25%
Face value of note								$ 14,600,000
Initial fair value of note								$ 11,600,000
Impairment of long-term receivables			8,200,000	1,700,000
(Accumulated deficit)/retained earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity attributable to parent		$ (257,063,000)	$ 0	$ 29,511,000			$ 203,932,000
Accounting Standards Update 2017-12 | (Accumulated deficit)/retained earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity attributable to parent						$ (32,000)